WARRANTS (Details) - 6 months ended Jun. 30, 2015 - $ / shares	Total
Number of Warrants, Outstanding and exercisable, December 31, 2014 and 2013	0
Number of Warrants, Issued	18,049,075
Number of Warrants, Outstanding and exercisable, June 30, 2015	18,049,075
Weighted-Average Exercise Price, Outstanding and exercisable, December 31, 2014 and 2013	$ 0
Weighted-Average Exercise Price, Issued	1.35
Weighted-Average Exercise Price, Outstanding and exercisable, June 30, 2015	$ 1.35